Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable

As at December 31 (millions of dollars)	2022	2021
Accounts receivable - billed	357	346
Accounts receivable - unbilled	473	409
Accounts receivable, gross	830	755
Allowance for doubtful accounts	(63)	(56)
Accounts receivable, net	767	699

Schedule of Allowance for Doubtful Accounts
The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2022 and 2021:

Year ended December 31 (millions of dollars)	2022	2021
Allowance for doubtful accounts – beginning	(56)	(46)
Write-offs	25	15
Additions to allowance for doubtful accounts	(32)	(25)
Allowance for doubtful accounts – ending	(63)	(56)